Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Finance and Operating Lease Liabilities

The following table provides details of the Company's future minimum lease payments under finance lease liabilities and operating lease liabilities recorded on the Company's condensed consolidated balance sheets as of September 30, 2023. The table does not include commitments that are contingent on events or other factors that are currently uncertain or unknown.

	Finance Leases	Operating Leases
Remainder of 2023	$245,658	$4,433,809
2024	982,634	16,931,294
2025	982,634	16,344,557
2026	982,634	14,530,834
2027	865,635	11,727,844
2028 and thereafter	1,086,778	25,014,492
Total minimum lease payments	5,145,973	88,982,830
Less amount representing interest	1,359,298	27,485,116
Present value of minimum lease payments	3,786,675	61,497,714
Less current portion	556,850	10,072,203
Long-term portion	$3,229,825	$51,425,511

Future minimum lease payments under finance and operating lease liabilities with initial terms in excess of one year are as follows:

	Finance Leases	Operating Leases
Remainder of 2023	$597,152	$9,181,250
2024	597,152	8,057,500
2025	597,152	7,955,000
2026	597,152	6,822,100
2027	457,485	4,010,000
2028 and thereafter	465,491	801,173
Total minimum lease payments	3,311,582	36,827,023
Less amount representing interest	869,254	7,191,273
Present value of minimum lease payments	2,442,328	29,635,750
Less current portion	335,527	6,445,915
Long-term portion	$2,106,800	$23,189,835

Schedule of Lease Costs Related to Finance and Operating Leases

The table below presents information for lease costs related to the Company's finance and operating leases:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Finance lease cost
Amortization of leased assets	$149,239	$45,931	$367,894	$45,931
Interest of lease liabilities	116,352	30,405	309,337	30,405
Operating lease cost
Operating lease cost (1)	2,286,554	2,181,983	5,933,502	5,396,050
Total lease cost	$2,552,145	$2,258,319	$6,610,733	$5,472,386

(1)
Expenses are classified within Aircraft Rent on the Company's condensed consolidated statements of operations.

The following table presents lease costs related to the Company’s finance and operating leases:

	For the Year Ended December 31,
	2022	2021
Finance lease cost
Amortization of leased assets	$130,037	$—
Interest of lease liabilities	102,561	—
Operating lease cost	—	—
Operating lease cost (1)	9,146,119	4,543,803
Total lease cost	$9,378,717	$4,543,803

(1)
Expenses are classified within Aircraft Rent on the Company's consolidated statements of operations.

Schedule of Lease Terms and Discount Rates Related to Finance and Operating Leases	The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	September 30, 2023	September 30, 2022
Weighted-average remaining lease term
Operating leases	6.19 years	4.4 years
Finance leases	5.41 years	5.97 years
Weighted-average discount rate
Operating leases	12.24%	10.65%
Finance leases	12.30%	11.67%
The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	For the Year Ended December 31,
	2022	2021
Weighted-average remaining lease term
Operating leases	4.52 years	5.76 years
Finance leases	5.72 years	—
Weighted-average discount rate
Operating leases	10.53%	10.07%
Finance leases	11.66%	—%

Schedule of Cash and Non-cash Activities Associated with Leases

The table below presents cash and non-cash activities associated with our leases:

	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,181,225	$2,559,147
Financing cash flows from finance leases	343,374	—

The table below presents cash and non-cash activities associated with our leases:

	For the Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,482,839	$386,945
Financing cash flows from finance leases	501,169	—